Related party transactions (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Dividends granted	$ 587,397	$ 727,712
Dividends received	43,010	20,284
Total Contributions	45,223	3,000
La Rural SA [Member]
Disclosure of associates [line items]
Dividends received	34,172	8,841
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of associates [line items]
Dividends received	8,838	11,443
Quality Invest S.A. [Member]
Disclosure of associates [line items]
Irrevocable contributions granted	37,364	3,000
Equity contributions granted	1,649
Avenida Inc. [Member]
Disclosure of associates [line items]
Irrevocable contributions granted	6,210
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Disclosure of associates [line items]
Dividends granted	586,745	726,974
Tyrus [Member]
Disclosure of associates [line items]
Dividends granted	$ 652	$ 738